Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Communication Services - 6.0%
850,420	Alphabet, Inc. - Class A (a)	$119,143,842
687,820	Alphabet, Inc. - Class C (a)	97,532,876
616,340	Baidu, Inc. - ADR (a)	64,906,766
84,700	Electronic Arts, Inc.	11,653,026
310,100	IMAX Corp. (a)	4,332,097
57,600	Live Nation Entertainment, Inc. (a)	5,117,760
31,400	Meta Platforms, Inc. - Class A (a)	12,250,396
14,500	Netflix, Inc. (a)	8,179,595
550,000	Nintendo Co. Ltd. - JPY	30,729,004
85,900	Shutterstock, Inc.	4,034,723
142,000	Trade Desk, Inc. (The) - Class A (a)	9,717,060
301,200	Walt Disney Co. (The)	28,930,260
		396,527,405

	Consumer Discretionary - 8.4%
1,222,440	Alibaba Group Holding Ltd. - ADR	88,223,495
2,000	Amazon.com, Inc. (a)	310,400
499,498	Bath & Body Works, Inc.	21,308,585
282,100	Bowlero Corp. - Class A (a)	3,049,501
78,600	Burlington Stores, Inc. (a)	15,024,390
336,800	Capri Holdings Ltd. (a)	16,415,632
647,100	CarMax, Inc. (a)	46,060,578
193,400	Carnival Corp. (a)	3,206,572
15,400	DoorDash, Inc. - Class A (a)	1,604,680
119,000	eBay, Inc.	4,887,330
2,345,833	Entain PLC - GBP	28,573,151
15,000	Etsy, Inc. (a)	998,400
24,477	Flutter Entertainment PLC - GBP (a)	5,024,047
843,058	iRobot Corp. (a)	11,465,589
247,900	Leslie's, Inc. (a)	1,663,409
32,000	Marriott International, Inc. - Class A	7,671,360
2,643,600	Mattel, Inc. (a)	47,294,004
9,300	McDonald's Corp.	2,722,296
84,250	MGM Resorts International (a)	3,653,922
529,900	Norwegian Cruise Line Holdings Ltd. (a)	9,432,220
75,700	Ollie's Bargain Outlet Holdings, Inc. (a)	5,445,101
11,000	Restaurant Brands International, Inc.	858,880
110,300	Ross Stores, Inc.	15,472,884
369,871	Royal Caribbean Cruises Ltd. (a)	47,158,553
727,177	Sony Group Corp. - ADR	71,081,552
414,500	Tesla, Inc. (a)	77,631,705
160,800	TJX Cos., Inc. (The)	15,261,528
265,099	Victoria's Secret & Co. (a)	6,905,829
		558,405,593

	Consumer Staples - 0.4%
115,200	Altria Group, Inc.	4,621,824
134,000	BJ's Wholesale Club Holdings, Inc. (a)	8,621,560
126,500	Dollar Tree, Inc. (a)	16,523,430
1,000	Performance Food Group Co. (a)	72,680
		29,839,494
	Energy - 2.8%
1,000	ConocoPhillips	111,870
400,000	Coterra Energy, Inc.	9,952,000
92,800	EOG Resources, Inc.	10,559,712
359,021	Hess Corp.	50,453,221
324,060	Pioneer Natural Resources Co.	74,478,710
48,500	Schlumberger Ltd.	2,361,950
1,395,000	Southwestern Energy Co. (a)	8,997,750
27,500	TechnipFMC PLC	531,850
5,651,304	Transocean Ltd. (a)	30,856,120
		188,303,183

	Financials - 7.2%
205,900	Bank of America Corp.	7,002,659
313,800	Citigroup, Inc.	17,626,146
119,100	CME Group, Inc. - Class A	24,515,544
93,500	Discover Financial Services	9,866,120
60,960	Evercore, Inc. - Class A	10,468,661
96,500	JPMorgan Chase & Co.	16,825,740
140,800	MarketAxess Holdings, Inc.	31,751,808
3,900	Mastercard, Inc. - Class A	1,751,997
544,810	Northern Trust Corp.	43,388,668
1,403,925	Raymond James Financial, Inc.	154,684,457
164,700	Tradeweb Markets, Inc. - Class A	15,710,733
202,550	Visa, Inc. - Class A	55,348,813
1,816,800	Wells Fargo & Co.	91,167,024
8,010	WEX, Inc. (a)	1,637,164
		481,745,534

	Health Care - 30.8%
104,400	Agilent Technologies, Inc.	13,582,440
62,800	Alcon, Inc.	4,716,908
335,700	Alkermes PLC (a)	9,080,685
537,730	Amgen, Inc.	168,987,030
1,927,680	AstraZeneca PLC - ADR	128,460,595
671,427	BeiGene Ltd. - ADR (a)	99,525,624
787,320	Biogen, Inc. (a)	194,200,351
1,684,256	BioMarin Pharmaceutical, Inc. (a)	148,349,269
418,900	BioNTech SE - ADR (a)	39,812,256
1,063,600	Boston Scientific Corp. (a)	67,283,336
215,670	Bridgebio Pharma, Inc. (a)	7,395,324
914,050	Bristol-Myers Squibb Co.	44,669,624
192,300	CVS Health Corp.	14,301,351
3,759,271	Elanco Animal Health, Inc. (a)	55,411,655
878,978	Eli Lilly & Co.	567,476,987
97,766	Enovis Corp. (a)	5,738,864
2,423,300	FibroGen, Inc. (a)	4,652,736
249,480	GSK PLC - ADR	9,839,491
53,800	Guardant Health, Inc. (a)	1,179,834
2,000	Humana, Inc.	756,120
26,500	Illumina, Inc. (a)	3,789,765
271,837	Insulet Corp. (a)	51,885,528
21,560	IQVIA Holdings, Inc. (a)	4,489,439
976,690	LivaNova PLC (a)	47,545,269
19,700	Merck & Co., Inc.	2,379,366
2,097,356	Nektar Therapeutics (a)	1,137,396
73,400	Neurocrine Biosciences, Inc. (a)	10,259,118
423,936	Novartis AG - ADR	43,864,658
26,000	Omnicell, Inc. (a)	836,420
108,700	OraSure Technologies, Inc. (a)	801,119
141,620	QIAGEN N.V. - EUR (a)	6,144,412
57,000	Revvity, Inc.	6,109,260
2,528,002	Rhythm Pharmaceuticals, Inc. (a)	111,510,168
79,376	Roche Holding AG - CHF	22,599,645
76,900	Siemens Healthineers AG - EUR	4,279,561
10,800	Stryker Corp.	3,623,184
95,800	Thermo Fisher Scientific, Inc.	51,634,284
4,000	Waters Corp. (a)	1,270,840
2,551,470	Xencor, Inc. (a)	47,712,489
301,220	Zimmer Biomet Holdings, Inc.	37,833,232
		2,045,125,633

	Industrials - 16.2%
2,029,652	AECOM	178,995,010
192,601	Airbus SE - EUR	30,678,496
2,249,701	American Airlines Group, Inc. (a)	32,013,245
60,000	AMETEK, Inc.	9,723,000
70,000	Carrier Global Corp.	3,829,700
35,000	CSX Corp.	1,249,500
166,700	Curtiss-Wright Corp.	37,102,419
1,300,700	Delta Air Lines, Inc.	50,909,398
87,265	ESAB Corp.	7,503,917
196,700	FedEx Corp.	47,461,743
69,010	General Dynamics Corp.	18,286,960
45,390	IDEX Corp.	9,599,985
54,700	J.B. Hunt Transport Services, Inc.	10,993,606
849,584	Jacobs Solutions, Inc.	114,498,436
143,600	JetBlue Airways Corp. (a)	762,516
337,400	Lyft, Inc. - Class A (a)	4,214,126
872,867	Nextracker, Inc. - Class A (a)	39,514,689
8,300	Old Dominion Freight Line, Inc.	3,245,466
18,300	Saia, Inc. (a)	8,245,614
713,006	Siemens AG - EUR	127,644,575
2,211,400	Southwest Airlines Co.	66,098,746
1,822,299	Stratasys Ltd. (a)	24,090,793
285,500	Textron, Inc.	24,184,705
14,100	TransDigm Group, Inc.	15,406,788
107,900	Uber Technologies, Inc. (a)	7,042,633
48,000	Union Pacific Corp.	11,708,640
1,668,050	United Airlines Holdings, Inc. (a)	69,023,909
3,741,658	Xometry, Inc. - Class A (a) (b)	120,406,554
		1,074,435,169

	Information Technology - 26.1%
135,900	Adobe, Inc. (a)	83,956,302
263,963	Altair Engineering, Inc. - Class A (a)	22,442,134
168,400	Analog Devices, Inc.	32,393,424
224,100	Applied Materials, Inc.	36,819,630
109,800	Arm Holdings PLC - ADR (a)	7,759,566
41,600	ASML Holding N.V. - ADR	36,184,512
3,000	Autodesk, Inc. (a)	761,430
4,827,043	BlackBerry Ltd. (a)	13,467,450
2,856	Broadcom, Inc.	3,370,080
423,900	Cisco Systems, Inc.	21,271,302
45,000	Dell Technologies, Inc. - Class C	3,729,600
269,900	Descartes Systems Group, Inc. (The) (a)	23,640,541
4,998,229	Flex Ltd. (a)	118,657,956
571,918	FormFactor, Inc. (a)	22,173,261
1,300	Gartner, Inc. (a)	594,672
1,598,400	Hewlett Packard Enterprise Co.	24,439,536
402,936	HP, Inc.	11,568,293
2,742,500	Intel Corp.	118,146,900
11,800	Intuit, Inc.	7,449,694
474,500	Jabil, Inc.	59,450,105
17,200	Keysight Technologies, Inc. (a)	2,636,072
233,424	KLA Corp.	138,663,193
1,443,200	L.M. Ericsson Telephone Co. - ADR	7,952,032
134,000	Marvell Technology, Inc.	9,071,800
435,000	MaxLinear, Inc. (a)	9,056,700
1,873,200	Micron Technology, Inc.	160,626,900
409,300	Microsoft Corp.	162,729,494
506,911	NetApp, Inc.	44,202,639
495,800	Nutanix, Inc. - Class A (a)	27,863,960
70,000	NVIDIA Corp.	43,068,900
25,500	Okta, Inc. - Class A (a)	2,107,575
377,600	Oracle Corp.	42,177,920
52,000	OSI Systems, Inc. (a)	6,657,560
32,400	Palo Alto Networks, Inc. (a)	10,967,724
226,800	QUALCOMM, Inc.	33,682,068
46,600	Salesforce, Inc. (a)	13,098,794
1,502,155	Splunk, Inc. (a)	230,385,512
136,000	Teradyne, Inc.	13,136,240
369,995	Texas Instruments, Inc.	59,243,599
385,800	Trimble, Inc. (a)	19,621,788
228,019	Universal Display Corp.	38,710,786
24,800	Western Digital Corp. (a)	1,419,800
338,500	Wolfspeed, Inc. (a)	11,018,175
		1,736,375,619

	Materials - 0.6%
255,300	Albemarle Corp.	29,293,122
600,000	Ivanhoe Mines Ltd. - Class A - CAD (a)	6,296,999
10,900	Linde PLC	4,412,647
		40,002,768

	TOTAL COMMON STOCKS
	(Cost $3,270,635,920)	$6,550,760,398

	RIGHTS - 0.0%
	Health Care - 0.0%
387,250	ABIOMED, Inc. - CVR (Issue Date 12/23/22) (a) (c) (d)	394,995
4,207,543	Epizyme, Inc. - CVR (Issue Date 8/15/22) (a) (c) (d)	84,151
		479,146

	TOTAL RIGHTS
	(Cost $0)	479,146

Shares		Value
	SHORT-TERM INVESTMENTS - 1.6%
104,742,734	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 5.22% (e)	$104,742,734
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $104,742,734)	104,742,734
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,375,378,654) - 100.1%	6,655,982,278
	Liabilities in Excess of Other Assets - (0.1)%	(6,297,586)
	TOTAL NET ASSETS - 100.0%	$6,649,684,692

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2024. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$6,295,087,507	$255,672,891	$-	$6,550,760,398
	Rights(2)	-	-	479,146	479,146
	Short-Term Investments	104,742,734	-	-	104,742,734
	Total Investments in Securities	$6,399,830,241	$255,672,891	$479,146	$6,655,982,278

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Issue Date 12/23/22)

Growth Fund
Balance at October 31, 2023	$394,995
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at January 31, 2024	$394,995

During the period ended January 31, 2024, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Epizyme, Inc. - CVR (Issue Date 8/15/22)

Growth Fund
Balance at October 31, 2023	$84,151
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at January 31, 2024	$84,151

During the period ended January 31, 2024, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2023	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2024
Xometry, Inc. - Class A	$53,124,640	$3,269,152	$178,914	$-	$(265,141)	$64,456,817	$120,406,554
Total	$53,124,640	$3,269,152	$178,914	$-	$(265,141)	$64,456,817	$120,406,554